Consolidation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013 Cash and Cash Equivalents [Member]	Dec. 31, 2012 Cash and Cash Equivalents [Member]	Mar. 31, 2013 Consolidated Entities [Member]	Dec. 31, 2012 Consolidated Entities [Member]	Dec. 30, 2013 Deconsolidation [Member]	Dec. 31, 2012 Deconsolidation [Member]	Mar. 31, 2013 Cash and Cash Equivalents [Member] Consolidated Entities [Member]	Dec. 30, 2013 Cash and Cash Equivalents [Member] Deconsolidation [Member]	Dec. 31, 2013 Investments [Member] Consolidated Entities [Member]	Mar. 31, 2013 Investments [Member] Consolidated Entities [Member]	Dec. 31, 2012 Investments [Member] Consolidated Entities [Member]	Dec. 30, 2013 Investments [Member] Deconsolidation [Member]	Aug. 31, 2012 Investments [Member] Deconsolidation [Member]
Variable Interest Entity [Line Items]
Noncontrolling Interest, ownership percentage by Parent		50.50%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		49.50%
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	$ 43,500,000	$ 38,400,000
Variable Interest Entity Consolidated Carrying Amount Investments	51,073,000	53,476,000									1,000,000
Consolidated assets			1,100,000	1,000,000					4,000,000	15,600,000		63,400,000	21,000,000	73,200,000	80,300,000
Redeemable noncontrolling interest in subsidiaries	7,268,000	15,517,000			67,400,000	6,000,000	88,800,000	600,000
Translation Adjustment Functional to Reporting Currency, (Loss) Gain, Reclassified to Earnings	1,200,000
Derivatives used in Net Investment Hedge, (Loss) Gain, Reclassified to Earnings	$ (1,100,000)
Ownership interest in equity-method investment		12.00%